Schedule of Assets Held for Sale (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Long Lived Assets Held-for-sale [Line Items]
Long-lived assets held for sale	$ 20,254	$ 22,881
Land
Long Lived Assets Held-for-sale [Line Items]
Long-lived assets held for sale	364	2,053
Buildings
Long Lived Assets Held-for-sale [Line Items]
Long-lived assets held for sale	17,613	18,434
Machinery and equipment
Long Lived Assets Held-for-sale [Line Items]
Long-lived assets held for sale	24	25
Leasehold improvements
Long Lived Assets Held-for-sale [Line Items]
Long-lived assets held for sale	2,239	2,343
Others
Long Lived Assets Held-for-sale [Line Items]
Long-lived assets held for sale	$ 14	$ 26